Patents and trademarks, net (10-K) (Tables)	12 Months Ended
Dec. 31, 2011
Patents and Trademarks, net (10-K) [Abstract]
Schedule of Patents and Trademarks
Patents and trademarks consist of the following:

	December 31,
	2011	2010

Purchased and licensed patent rights	$566	$566
Internally developed patents	1,664	1,664
Trademarks	91	91
Total	2,321	2,321
Accumulated amortization	$(1,353)	$(1,216)
Total intangible assets, net	$968	$1,105

Schedule of estimated future amortization expense
Amortization expense was $137 and $140 for the years ended December 31, 2011 and 2010, respectively.  The estimated aggregate amortization expense for each of the five succeeding years is as follows:

December 31,	Aggregate Amortization Expense
2012	$127
2013	113
2014	98
2015	94
2016	91
Thereafter	445

Accumulated amortization
Accumulated amortization for the years ended December 31, 2011 and 2010 is as follows:

	December 31,
	2011	2010

Purchased and licensed patent rights	$(424)	$(392)
Internally developed patents	(847)	(752)
Trademarks	(82)	(72)
Total	$(1,353)	$(1,216)

Weighted average amortization period
The weighted average amortization periods for the years ended December 31, 2011 and 2010 is as follows

	December 31,
	2011	2010

Purchased and licensed patent rights	17	17
Internally developed patents	17	17
Trademarks	10	10